Eaton Vance Government Obligations Fund
                   Supplement to Prospectus dated May 1, 1999

                            Eaton Vance Balanced Fund
                        Eaton Vance Growth & Income Fund
                        Eaton Vance Special Equities Fund
                           Eaton Vance Utilities Fund
                   Supplement to Prospectus dated May 1, 1999


1. The address of the Fund and Eaton Vance Management (including its affiliates) is as follows:

     The Eaton Vance Building
     255 State Street
     Boston, MA  02109

     Telephone numbers remain the same.

2. Service fees will now be paid from the time of sale of Class A and Class B shares. This will result in slightly higher Total Operating Expenses for these classes than that shown in the "Annual Fund Operating Expenses" table in each Fund Summary.

3.   The  following  replaces  "Distribution  and  Service  Fees"  under  "Sales
     Charges":

     Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually.

     Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealer, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

4.   The  following  replaces   "Withdrawal  Plan"  under  "Shareholder  Account
     Features":

     Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.


October 12, 1999                                                          FEESPS

                        Eaton Vance Emerging Growth Fund

                            Supplement to Prospectus
                                dated May 1, 1999


1. Service fees will now be paid from the time of sale of shares. This will result in slightly higher Total Operating Expenses than that shown in the "Annual Fund Operating Expenses" table under "Fund Summary".

2.   The following replaces the "Service Fees" paragraph under "Sales Charges":

     Service Fees. The Fund pays service fees for personal and/or account services equal to 0.25% of average daily net assets annually.


October 12, 1999                                                           EMGPS

                      Eaton Vance Greater China Growth Fund
                 Supplement to Prospectus dated January 1, 1999

                        Eaton Vance Emerging Markets Fund
                   Supplement to Prospectus dated May 1, 1999

                         Eaton Vance Greater India Fund
                   Supplement to Prospectus dated May 1, 1999

                     Eaton Vance Asian Small Companies Fund
                   Supplement to Prospectus dated July 1, 1999

1. The address of the Fund and Eaton Vance Management (including its affiliates) is as follows:

     The Eaton Vance Building
     255 State Street
     Boston, MA 02109

     Telephone numbers remain the same.

2. Effective December 1, 1999, the following is added to the "Shareholder Fees" table in the "Fund Summary" and applies to Class A shares only:

     Redemption Fee (as a percentage of amount redeemed) 1.00%

     Under "Example", the cost of investing in Class A shares for one year would increase by $100 if the shares are redeemed within three months of purchase.

3. Service fees will now be paid from the time of sale of Class B shares. This will result in slightly higher Total Operating Expenses than that shown in the "Annual Fund Operating Expenses" table under "Fund Summary".

4.   The  following   replaces  the  second  paragraph  under   "Management  and
     Organization" in the prospectuses of Eaton Vance Asian Small Companies Fund and Eaton Vance Greater India Fund:

     Scobie Dickenson Ward and Zaheer Sitabkhan co-manage the Portfolio. Mr. Ward has managed the Portfolio since its inception. He is a Director of Lloyd George and has been a portfolio manager at Lloyd George for more than five years. Mr. Sitabkhan has managed the Portfolio since August 31, 1999. Mr. Sitabkhan joined Lloyd George in March 1995 and currently serves as a Director. Prior to 1995 he was Director of Business Development at Quality Sciences Inc., a Cleveland-based software company.

5.   The  following  replaces  "Distribution  and  Service  Fees"  under  "Sales
     Charges":

     Distribution and Service Fees. Each Class of shares has in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and, in the case of Eaton Vance Greater China Growth Fund, Class C shares pay distribution fees of 0.75% of average daily net assets annually. Class A shares pay a distribution fee of 0.50% of average daily net assets on shares outstanding for less than twelve months and a distribution fee of 0.25% on shares outstanding for more than twelve months. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. All Classes also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually.

     The distribution fees paid by Class B and Class C are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealer, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

6.   The  following  replaces   "Withdrawal  Plan"  under  "Shareholder  Account
     Features" in the Eaton Vance Greater China Growth Fund prospectus:

     Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.

7. The following replaces the third from the last paragraph under "Redeeming Shares":

     Effective December 1, 1999, redemptions (including exchanges) of Class A shares within three months of their purchase will be subject to a redemption fee equal to 1% of the amount redeemed. All redemption fees will be paid to the Fund. Redemptions of Class A shares acquired as the result of reinvesting distributions and those held by 401(k) plans are not subject to the redemption fee.

     If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

8. The following is added to the first paragraph of "Exchange Privilege" under "Shareholder Account Features" in the Eaton Vance Emerging Markets Fund prospectus:

     Class  A  shares  may  also  be   exchanged   for  shares  of  Eaton  Vance
     Institutional Emerging Markets Fund, subject to the terms and conditions for investing in those shares.


October 12, 1999                                                            LGPS